Insurance Risk - Summary of The amount of claims development (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of actual claims compared with previous estimates [line items]
Estimate of undiscounted claims that arise from contracts within scope of IFRS 17	₩ 5,982,685	₩ 5,520,253
Actual claims that arise from contracts within scope of IFRS 17	5,559,449	5,152,016
Liabilities for incurred claims that arise from contracts within scope of IFRS 17	1,683,333	1,720,678
Four years before reporting year [member]
Disclosure of actual claims compared with previous estimates [line items]
Estimate of undiscounted claims that arise from contracts within scope of IFRS 17	1,069,793	959,974
Actual claims that arise from contracts within scope of IFRS 17	1,064,326	954,904
Three years before reporting year [member]
Disclosure of actual claims compared with previous estimates [line items]
Estimate of undiscounted claims that arise from contracts within scope of IFRS 17	1,106,219	1,070,850
Actual claims that arise from contracts within scope of IFRS 17	1,095,401	1,060,354
Two years before reporting year [member]
Disclosure of actual claims compared with previous estimates [line items]
Estimate of undiscounted claims that arise from contracts within scope of IFRS 17	1,154,705	1,104,112
Actual claims that arise from contracts within scope of IFRS 17	1,128,642	1,080,439
One year before reporting year [member]
Disclosure of actual claims compared with previous estimates [line items]
Estimate of undiscounted claims that arise from contracts within scope of IFRS 17	1,232,242	1,152,207
Actual claims that arise from contracts within scope of IFRS 17	1,172,745	1,098,606
Reporting year [member]
Disclosure of actual claims compared with previous estimates [line items]
Estimate of undiscounted claims that arise from contracts within scope of IFRS 17	1,419,726	1,233,110
Actual claims that arise from contracts within scope of IFRS 17	1,098,335	957,713
The difference between the estimated ultimate loss and paid claims [Member]
Disclosure of actual claims compared with previous estimates [line items]
Liabilities for incurred claims that arise from contracts within scope of IFRS 17	423,236	368,237
The difference between the estimated ultimate loss and paid claims [Member] | Four years before reporting year [member]
Disclosure of actual claims compared with previous estimates [line items]
Liabilities for incurred claims that arise from contracts within scope of IFRS 17	5,467	5,070
The difference between the estimated ultimate loss and paid claims [Member] | Three years before reporting year [member]
Disclosure of actual claims compared with previous estimates [line items]
Liabilities for incurred claims that arise from contracts within scope of IFRS 17	10,818	10,496
The difference between the estimated ultimate loss and paid claims [Member] | Two years before reporting year [member]
Disclosure of actual claims compared with previous estimates [line items]
Liabilities for incurred claims that arise from contracts within scope of IFRS 17	26,063	23,673
The difference between the estimated ultimate loss and paid claims [Member] | One year before reporting year [member]
Disclosure of actual claims compared with previous estimates [line items]
Liabilities for incurred claims that arise from contracts within scope of IFRS 17	59,497	53,601
The difference between the estimated ultimate loss and paid claims [Member] | Reporting year [member]
Disclosure of actual claims compared with previous estimates [line items]
Liabilities for incurred claims that arise from contracts within scope of IFRS 17	321,391	275,397
Discount effect [Member]
Disclosure of actual claims compared with previous estimates [line items]
Liabilities for incurred claims that arise from contracts within scope of IFRS 17	(12,313)	(11,011)
Future loss adjustment expenses [Member]
Disclosure of actual claims compared with previous estimates [line items]
Liabilities for incurred claims that arise from contracts within scope of IFRS 17	9,205	7,316
Reported but unpaid claims [Member]
Disclosure of actual claims compared with previous estimates [line items]
Liabilities for incurred claims that arise from contracts within scope of IFRS 17	1,366,616	1,436,530
Risk adjustment for non-financial risk [member]
Disclosure of actual claims compared with previous estimates [line items]
Liabilities for incurred claims that arise from contracts within scope of IFRS 17	15,973	14,041
Reinsurance effect [Member]
Disclosure of actual claims compared with previous estimates [line items]
Liabilities for incurred claims that arise from contracts within scope of IFRS 17	(119,384)	(94,435)
Current year [Member]
Disclosure of actual claims compared with previous estimates [line items]
Actual claims that arise from contracts within scope of IFRS 17	4,638,106	4,292,248
Current year [Member] | Four years before reporting year [member]
Disclosure of actual claims compared with previous estimates [line items]
Actual claims that arise from contracts within scope of IFRS 17	832,601	746,984
Current year [Member] | Three years before reporting year [member]
Disclosure of actual claims compared with previous estimates [line items]
Actual claims that arise from contracts within scope of IFRS 17	857,694	833,427
Current year [Member] | Two years before reporting year [member]
Disclosure of actual claims compared with previous estimates [line items]
Actual claims that arise from contracts within scope of IFRS 17	896,770	857,650
Current year [Member] | One year before reporting year [member]
Disclosure of actual claims compared with previous estimates [line items]
Actual claims that arise from contracts within scope of IFRS 17	952,706	896,474
Current year [Member] | Reporting year [member]
Disclosure of actual claims compared with previous estimates [line items]
Actual claims that arise from contracts within scope of IFRS 17	1,098,335	957,713
1 year after [Member]
Disclosure of actual claims compared with previous estimates [line items]
Actual claims that arise from contracts within scope of IFRS 17	803,617	750,645
1 year after [Member] | Four years before reporting year [member]
Disclosure of actual claims compared with previous estimates [line items]
Actual claims that arise from contracts within scope of IFRS 17	187,431	166,072
1 year after [Member] | Three years before reporting year [member]
Disclosure of actual claims compared with previous estimates [line items]
Actual claims that arise from contracts within scope of IFRS 17	194,972	187,415
1 year after [Member] | Two years before reporting year [member]
Disclosure of actual claims compared with previous estimates [line items]
Actual claims that arise from contracts within scope of IFRS 17	201,175	195,026
1 year after [Member] | One year before reporting year [member]
Disclosure of actual claims compared with previous estimates [line items]
Actual claims that arise from contracts within scope of IFRS 17	220,039	202,132
2 years after [Member]
Disclosure of actual claims compared with previous estimates [line items]
Actual claims that arise from contracts within scope of IFRS 17	85,835	78,947
2 years after [Member] | Four years before reporting year [member]
Disclosure of actual claims compared with previous estimates [line items]
Actual claims that arise from contracts within scope of IFRS 17	27,435	23,751
2 years after [Member] | Three years before reporting year [member]
Disclosure of actual claims compared with previous estimates [line items]
Actual claims that arise from contracts within scope of IFRS 17	27,703	27,433
2 years after [Member] | Two years before reporting year [member]
Disclosure of actual claims compared with previous estimates [line items]
Actual claims that arise from contracts within scope of IFRS 17	30,697	27,763
3 years after [Member]
Disclosure of actual claims compared with previous estimates [line items]
Actual claims that arise from contracts within scope of IFRS 17	27,032	25,327
3 years after [Member] | Four years before reporting year [member]
Disclosure of actual claims compared with previous estimates [line items]
Actual claims that arise from contracts within scope of IFRS 17	12,000	13,248
3 years after [Member] | Three years before reporting year [member]
Disclosure of actual claims compared with previous estimates [line items]
Actual claims that arise from contracts within scope of IFRS 17	15,032	12,079
4 years after [Member]
Disclosure of actual claims compared with previous estimates [line items]
Actual claims that arise from contracts within scope of IFRS 17	4,859	4,849
4 years after [Member] | Four years before reporting year [member]
Disclosure of actual claims compared with previous estimates [line items]
Actual claims that arise from contracts within scope of IFRS 17	₩ 4,859	4,849
4 years after [Member] | Reporting year [member]
Disclosure of actual claims compared with previous estimates [line items]
Actual claims that arise from contracts within scope of IFRS 17		₩ 0